STOCKHOLDER'S EQUITY (DEFICT) (Details) (USD $)	1 Months Ended				12 Months Ended
	Aug. 12, 2013	Jun. 30, 2013	Dec. 21, 2012	Dec. 20, 2012	Dec. 31, 2013	Dec. 31, 2012
STOCKHOLDER?S EQUITY (DEFICT) [Abstract]
Share-based compensation, shares		100,000			670,562
Amount converted		$ 167,640
Conversion price		$ 0.25
Stock issued upon reverse merger, shares	97,970,562
Exchange of shares	1.6
Number of shares converted	156,752,899
Issuance of shares to settle liabilities, shares					460,390
Issuance of shares to settle liabilities					(115,097)
Exercise price			$ 0.0001			$ 0.0002
Redemption of common stock, shares				(19,500,000)
Redemption of common stock						(1,950)
Redemption price				$ 0.0001
Granted			1,000,000		0	4,000,000
Statement [Line Items]
Issuance of shares for cash						100
Issuance of shares upon exercise of stock options, shares					0	4,000,000
Common Stock [Member]
STOCKHOLDER?S EQUITY (DEFICT) [Abstract]
Stock issued upon reverse merger, shares					156,752,899
Issuance of shares to settle liabilities, shares					460,390
Issuance of shares to settle liabilities					(46)
Redemption of common stock, shares						(19,500,000)
Redemption of common stock						(1,950)
Statement [Line Items]
Issuance of shares for cash, shares					1,910,000	1,000,000
Issuance of shares for cash					191	100
Issuance of shares upon exercise of stock options, shares						9,000,000
Common Stock Subscribed [Member]
STOCKHOLDER?S EQUITY (DEFICT) [Abstract]
Issuance of shares to settle liabilities
Redemption of common stock
Statement [Line Items]
Issuance of shares for cash					$ (515,000)